Supplement to the Fidelity® Variable Insurance Products Service Class 2 Equity-Income Portfolio April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Equity-Income Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VEI2-01-01 January 16, 2001
1.750735.100

Supplement to the Fidelity® Variable Insurance Products Initial Class Equity-Income Portfolio April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Equity-Income Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VEII-01-01 January 16, 2001
1.750733.100

Supplement to the Fidelity® Variable Insurance Products Service Class
Equity-Income Portfolio April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Equity-Income Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VEIS-01-01
1.750734.100 January 16, 2001

Supplement to the Fidelity® Variable Insurance Products Service Class 2
Growth Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Growth Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VG2-01-01 January 16, 2001
1.750738.100

Supplement to the Fidelity® Variable Insurance Products Initial Class
Growth Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Growth Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VGI-01-01 January 16, 2001
1.750736.100

Supplement to the Fidelity® Variable Insurance Products Service Class Growth Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Growth Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VGS-01-01
1.750737.100 January 16, 2001

Supplement to the Fidelity® Variable Insurance Products Service Class 2
High Income Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP High Income Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VHI2-01-01 January 16, 2001
1.750741.100

Supplement to the Fidelity® Variable Insurance Products Initial Class
High Income Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP High Income Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VHII-01-01 January 16, 2001
1.750739.100

Supplement to the Fidelity® Variable Insurance Products Service Class High Income Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP High Income Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VHIS-01-01
1.750740.100 January 16, 2001

Supplement to the Fidelity® Variable Insurance Products Service Class 2
April 30, 2000 Prospectus

Shareholder Meeting. On or about March 14, 2001, meetings of the shareholders of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Index 500 Portfolio, VIP Investment Grade Bond Portfolio, VIP Money Market Portfolio, and VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meetings.

On September 14, 2000, VIP Money Market Portfolio's Board of Trustees approved a proposal to change the fund's management contract.

Under the proposed management contract, the management fee rate for VIP Money Market Portfolio is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when VIP Money Market Portfolio's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, VIP Money Market Portfolio's annualized monthly gross yield was 6.74%.

The management fee rates for VIP Money Market Portfolio under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VIP2C-01-01 January 16, 2001
1.741913.102

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract for VIP Money Market Portfolio will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

Proxy statements containing important information about the proposals are scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statements will be provided in connection with a solicitation of proxies made on behalf of the funds' Board of Trustees to be used at the March 2001 shareholder meetings. Additional information about the funds and the Board of Trustees is contained in the funds' Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Initial Class
April 30, 2000 Prospectus

Shareholder Meeting. On or about March 14, 2001, meetings of the shareholders of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Index 500 Portfolio, VIP Investment Grade Bond Portfolio, VIP Money Market Portfolio, and VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meetings.

On September 14, 2000, VIP Money Market Portfolio's Board of Trustees approved a proposal to change the fund's management contract.

Under the proposed management contract, the management fee rate for VIP Money Market Portfolio is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when VIP Money Market Portfolio's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, VIP Money Market Portfolio's annualized monthly gross yield was 6.74%.

The management fee rates for VIP Money Market Portfolio under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VIPIC-01-01 January 16, 2001
1.483793.111

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract for VIP Money Market Portfolio will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

Proxy statements containing important information about the proposals are scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statements will be provided in connection with a solicitation of proxies made on behalf of the funds' Board of Trustees to be used at the March 2001 shareholder meetings. Additional information about the funds and the Board of Trustees is contained in the funds' Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Initial Class
April 30, 2000 Prospectus

Shareholder Meeting. On or about March 14, 2001, meetings of the shareholders of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Index 500 Portfolio, VIP Investment Grade Bond Portfolio, VIP Money Market Portfolio, and VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meetings.

On September 14, 2000, VIP Money Market Portfolio's Board of Trustees approved a proposal to change the fund's management contract.

Under the proposed management contract, the management fee rate for VIP Money Market Portfolio is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when VIP Money Market Portfolio's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, VIP Money Market Portfolio's annualized monthly gross yield was 6.74%.

The management fee rates for VIP Money Market Portfolio under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VIPINMC-01-01 January 16, 2001
1.721107.110

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract for VIP Money Market Portfolio will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

Proxy statements containing important information about the proposals are scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statements will be provided in connection with a solicitation of proxies made on behalf of the funds' Board of Trustees to be used at the March 2001 shareholder meetings. Additional information about the funds and the Board of Trustees is contained in the funds' Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Service Class
April 30, 2000 Prospectus

Shareholder Meeting. On or about March 14, 2001, meetings of the shareholders of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, and VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request free copies of the proxy statements. Proxy statements are scheduled to be mailed to shareholders of record on or about January 30, 2001.

VIPSC-01-01 January 16, 2001
1.483794.108

Supplement to the Fidelity® Variable Insurance Products Service Class 2 Money Market Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On September 14, 2000, the fund's Board of Trustees approved a proposal to change the fund's management contract. On or about March 14, 2001, a meeting of shareholders will be held to vote on the management contract proposal and other proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

Under the proposed management contract, the management fee rate for the fund is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when the fund's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, the fund's annualized monthly gross yield was 6.74%.

The management fee rates under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VMM2-01-01 January 16, 2001
1.750729.100

Money Market Portfolio

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statement will be provided in connection with a solicitation of proxy made on behalf of the fund's Board of Trustees to be used at the March 2001 shareholder meeting. Additional information about the fund and the Board of Trustees is contained in the fund's Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Initial Class Money Market Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On September 14, 2000, the fund's Board of Trustees approved a proposal to change the fund's management contract. On or about March 14, 2001, a meeting of shareholders will be held to vote on the management contract proposal and other proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

Under the proposed management contract, the management fee rate for the fund is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when the fund's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, the fund's annualized monthly gross yield was 6.74%.

The management fee rates under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VMMIS-01-01 January 16, 2001
1.751998.100

Money Market Portfolio

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statement will be provided in connection with a solicitation of proxy made on behalf of the fund's Board of Trustees to be used at the March 2001 shareholder meeting. Additional information about the fund and the Board of Trustees is contained in the fund's Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Initial Class Money Market Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On September 14, 2000, the fund's Board of Trustees approved a proposal to change the fund's management contract. On or about March 14, 2001, a meeting of shareholders will be held to vote on the management contract proposal and other proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

Under the proposed management contract, the management fee rate for the fund is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when the fund's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, the fund's annualized monthly gross yield was 6.74%.

The management fee rates under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VMMI-01-01
1.750727.100 January 16, 2001

Money Market Portfolio

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statement will be provided in connection with a solicitation of proxy made on behalf of the fund's Board of Trustees to be used at the March 2001 shareholder meeting. Additional information about the fund and the Board of Trustees is contained in the fund's Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Service Class Money Market Portfolio
June 30, 2000
Prospectus

Shareholder Meeting. On September 14, 2000, the fund's Board of Trustees approved a proposal to change the fund's management contract. On or about March 14, 2001, a meeting of shareholders will be held to vote on the management contract proposal and other proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

Under the proposed management contract, the management fee rate for the fund is composed of a group fee rate and an income component. Under the proposed contract, the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when the fund's annualized monthly gross yield is under 7.0% and lower than the management fee rate under the current contract when the fund's annualized monthly gross yield is above those levels.

For October 2000, the fund's annualized monthly gross yield was 6.74%.

The management fee rates under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

VMMS-01-01 January 16, 2001
1.750728.100

Money Market Portfolio

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates under the current and proposed contracts would be 0.2602% and 0.2707%, respectively.

If approved, the proposed contract will take effect on May 1, 2001 or the first day of the month following shareholder approval, whichever occurs later.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record on or about January 30, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-5429. The proxy statement will be provided in connection with a solicitation of proxy made on behalf of the fund's Board of Trustees to be used at the March 2001 shareholder meeting. Additional information about the fund and the Board of Trustees is contained in the fund's Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-888-622-3175.

Supplement to the Fidelity® Variable Insurance Products Service Class 2 Overseas Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VO2-01-01 January 16, 2001
1.750732.100

Supplement to the Fidelity® Variable Insurance Products Initial Class Overseas Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VOI-01-01
1.750730.100 January 16, 2001

Supplement to the Fidelity® Variable Insurance Products Service Class Overseas Portfolio
April 30, 2000
Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of the shareholders of VIP Overseas Portfolio will be held to approve various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement. A proxy statement is scheduled to be mailed to shareholders of record on or about January 30, 2001.

VOS-01-01 January 16, 2001
1.750731.100